Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Personal (Detail) - Retail [member] - Personal [member] - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2019
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 940	$ 892	$ 935	$ 895
Provision for credit losses
Originations	28	24	53	47
Maturities	(35)	(32)	(70)	(69)
Changes in risk, parameters and exposures	444	156	575	293
Write-offs	(148)	(148)	(297)	(292)
Recoveries	29	31	67	62
Exchange rate and other		(1)	(5)	(14)
Balance at end of period	1,258	922	1,258	922
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	273	235	272	242
Provision for credit losses
Transfers to Stage 1	110	142	229	274
Transfers to Stage 2	(37)	(23)	(56)	(46)
Transfers to Stage 3	(1)	(1)	(2)	(1)
Originations	28	23	53	46
Maturities	(11)	(5)	(23)	(12)
Changes in risk, parameters and exposures	(20)	(134)	(131)	(266)
Exchange rate and other	1	1	1	1
Balance at end of period	343	238	343	238
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	517	519	520	512
Provision for credit losses
Transfers to Stage 1	(107)	(136)	(226)	(268)
Transfers to Stage 2	38	24	57	47
Transfers to Stage 3	(19)	(40)	(39)	(84)
Originations		1		1
Maturities	(24)	(27)	(47)	(57)
Changes in risk, parameters and exposures	352	214	493	404
Exchange rate and other			(1)
Balance at end of period	757	555	757	555
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	150	138	143	141
Provision for credit losses
Transfers to Stage 1	(3)	(6)	(3)	(6)
Transfers to Stage 2	(1)	(1)	(1)	(1)
Transfers to Stage 3	20	41	41	85
Changes in risk, parameters and exposures	112	76	213	155
Write-offs	(148)	(148)	(297)	(292)
Recoveries	29	31	67	62
Exchange rate and other	(1)	(2)	(5)	(15)
Balance at end of period	$ 158	$ 129	$ 158	$ 129